Consolidated balance sheets (Parenthetical) - CHF (SFr) SFr in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks	[1]	SFr 68,478	SFr 164,818
of which reported at fair value		198	308
Interest-bearing deposits with banks		455	1,323
of which reported at fair value		14	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		58,798	103,906
of which reported at fair value		40,793	68,623
Securities received as collateral, at fair value		2,978	15,017
of which encumbered		2,220	8,455
Trading assets, at fair value		65,461	111,141
of which encumbered		21,874	30,092
Total investment securities		1,718	1,005
of which reported at fair value		797	1,005
of which encumbered		1,248	516
Other investments		5,518	5,826
of which reported at fair value		3,730	4,094
Net loans		264,165	291,686
of which reported at fair value		7,358	10,243
of which encumbered		103	42
Allowance for credit losses		(1,363)	(1,297)
Goodwill		2,903	2,917
Other intangible assets		458	276
of which reported at fair value		403	224
Brokerage receivables		13,818	16,687
Brokerage receivables, Allowance for credit losses		(4,081)	(4,186)
Other assets		46,608	41,231
of which reported at fair value		8,946	9,184
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		8,378	588
Other assets, Allowance for credit losses		(40)	(30)
Total assets		531,358	755,833
Liabilities and equity
Due to banks		11,905	18,965
of which reported at fair value		490	477
Customer deposits		233,235	392,819
of which reported at fair value		2,464	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		20,280	35,274
of which reported at fair value		14,042	13,213
Obligation to return securities received as collateral, at fair value		2,978	15,017
Trading liabilities, at fair value		18,338	27,535
Short-term borrowings		12,414	19,393
of which reported at fair value		6,783	10,690
Long-term debt		157,235	166,896
of which reported at fair value		58,721	68,722
Brokerage payables		11,442	13,060
Other liabilities		18,200	22,644
of which reported at fair value		2,300	2,592
Total liabilities		486,027	711,603
Common shares		160	106
Additional paid-in capital		38,615	34,938
Retained earnings		23,632	31,064
Treasury shares, at cost		(428)	(828)
Accumulated other comprehensive income/(loss)		(16,850)	(21,326)
Total shareholders' equity		45,129	43,954
Noncontrolling interests		202	276
Total equity		45,331	44,230
Total liabilities and equity		SFr 531,358	SFr 755,833
Additional share information
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[2]	4,577,158,062	3,100,747,720
Issued shares (in shares)		4,002,158,062	2,650,747,720
Treasury shares (in shares)		60,907,981	81,063,211
Common shares outstanding (in shares)		3,941,250,081	2,569,684,509
Consolidated VIEs
Assets
Cash and due from banks		SFr 229	SFr 108
Trading assets, at fair value		2,588	1,822
Other investments		781	1,015
Net loans		3,410	1,400
Other assets		4,605	1,496
Total assets		11,613	5,841
Liabilities and equity
Trading liabilities, at fair value		1,063	8
Short-term borrowings		3,137	4,352
Long-term debt		2,096	1,391
Other liabilities		190	231
Total liabilities		6,486	5,982
Bank
Assets
Cash and due from banks	[3]	67,746	164,026
of which reported at fair value		198	308
Interest-bearing deposits with banks		387	1,256
of which reported at fair value		14	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		58,798	103,906
of which reported at fair value		40,793	68,623
Securities received as collateral, at fair value		2,978	15,017
of which encumbered		2,220	8,455
Trading assets, at fair value		65,955	111,299
of which encumbered		21,874	30,092
Total investment securities		1,717	1,003
of which reported at fair value		796	1,003
of which encumbered		1,248	516
Other investments		5,463	5,788
of which reported at fair value		3,730	4,093
Net loans		268,104	300,358
of which reported at fair value		7,358	10,243
of which encumbered		103	42
Allowance for credit losses		(1,362)	(1,296)
Goodwill		2,868	2,881
Other intangible assets		452	276
of which reported at fair value		403	224
Brokerage receivables		13,818	16,689
Brokerage receivables, Allowance for credit losses		(4,081)	(4,186)
Other assets		41,753	36,715
of which reported at fair value		8,947	9,184
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		8,378	588
Other assets, Allowance for credit losses		(37)	(28)
Total assets		530,039	759,214
Liabilities and equity
Due to banks		11,905	18,960
of which reported at fair value		490	477
Customer deposits		234,554	393,841
of which reported at fair value		2,464	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		20,371	35,368
of which reported at fair value		14,133	13,307
Obligation to return securities received as collateral, at fair value		2,978	15,017
Trading liabilities, at fair value		18,337	27,539
Short-term borrowings		14,489	25,336
of which reported at fair value		6,783	10,690
Long-term debt		150,661	160,695
of which reported at fair value		57,919	67,788
Brokerage payables		11,442	13,062
Other liabilities		16,826	21,309
of which reported at fair value		2,286	2,568
Total liabilities		481,563	711,127
Common shares		4,400	4,400
Additional paid-in capital		50,879	47,417
Retained earnings		7,659	14,932
Accumulated other comprehensive income/(loss)		(15,067)	(19,359)
Total shareholders' equity		47,871	47,390
Noncontrolling interests		605	697
Total equity		48,476	48,087
Total liabilities and equity		SFr 530,039	SFr 759,214
Additional share information
Par value (in CHF per share)	[4]	SFr 1.00	SFr 1.00
Issued shares (in shares)	[4]	4,399,680,200	4,399,680,200
Common shares outstanding (in shares)	[4]	4,399,680,200	4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 229	SFr 108
Trading assets, at fair value		2,588	1,822
Other investments		781	1,015
Net loans		3,410	1,400
Other assets		4,594	1,482
Total assets		11,602	5,827
Liabilities and equity
Trading liabilities, at fair value		1,063	8
Short-term borrowings		3,137	4,352
Long-term debt		2,096	1,391
Other liabilities		189	233
Total liabilities		SFr 6,485	SFr 5,984

[1]	Includes restricted cash.
[2]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[3]	Includes restricted cash.
[4]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of December 31, 2022. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.